Stockholders’ Deficiency (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands														3 Months Ended		12 Months Ended
	Mar. 21, 2024	Feb. 14, 2024	Feb. 09, 2024	Mar. 31, 2023	Mar. 31, 2023	Jan. 11, 2023	Apr. 02, 2022	Mar. 11, 2022	Feb. 15, 2022	Jan. 21, 2022	Jan. 12, 2022	Jun. 14, 2019	Jan. 04, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2023	Nov. 02, 2022	Mar. 10, 2022	Mar. 09, 2022	Jan. 26, 2022	Dec. 18, 2020	Oct. 26, 2020	May 20, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized														1,000,000,000		1,000,000,000	1,000,000,000							100,000,000
Sale of Stock, Price Per Share																					$ 8.25
Proceeds from Issuance Initial Public Offering																	$ 32,058
Payments of Stock Issuance Costs															$ 69		1,568
Conversion of Stock, Shares Issued																1,759,224
Preferred Stock, Par or Stated Value Per Share			$ 0.0001											$ 0.01		$ 0.01
Stock Issued During Period, Shares, New Issues			5,000,000
Loss Contingency, Damages Sought, Value	$ 20,000
Stock Issued During Period, Value, New Issues														$ 12,000			30,490
Settlement of liquidated damages															46	$ 130	323
Payment, Tax Withholding, Share-Based Payment Arrangement														$ 479	1,423		$ 4,468
Sale of Stock, Consideration Received on Transaction																$ 32,058
Common Stock, Par or Stated Value Per Share														$ 0.01		$ 0.01	$ 0.01
Share Price			$ 5.00													$ 2.38
Proceeds from Issuance of Private Placement														$ 12,000
Underwriting Public Offering [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									4,181,603
Proceeds from Issuance Initial Public Offering									$ 34,498
Payments of Stock Issuance Costs																$ 1,568
Proceeds from Issuance of Common Stock																30,490
Underwriting Overallotment [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								545,239	3,636,364
B Riley [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs																2,440
Private Placement [Member] | MDB Capital Group LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													2,701
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues																$ 2,955	$ 8,707
Fexy Studios Acquisition [Member]
Class of Stock [Line Items]
Fair value shares						274,692
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 2,000
Parade Stock [Member]
Class of Stock [Line Items]
Fair value shares							314,103
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable							$ 3,141
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																97,980
Stock Issued During Period, Shares, Conversion of Convertible Securities																1,981,128	97,980
Conversion of Stock, Amount Converted																$ 1,348
Acquisition shares																274,692
Stock Issued During Period, Shares, Acquisitions															274,692	38,582	330,863
Stock Issued During Period, Shares, New Issues														5,555,555			4,181,603
Stock Issued During Period, Value, New Issues														$ 56			$ 42
Settlement of liquidated damages
Stock Issued During Period, Shares, Restricted Stock Award, Gross														678,165	397,376	429,528	832,233
Stock Repurchased During Period, Shares																	(26,214)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period															795	795	96,408
Connection with mergers shares																38,582	7,851
Stock Issued During Period, Shares, Issued for Services																	14,617
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross														678,165	397,376
Common Stock [Member] | Restricted Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares																202,382	373,394
Payment, Tax Withholding, Share-Based Payment Arrangement																$ 1,423	$ 4,468
All Hip Hop Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									5,682
Class of Warrant or Right, Exercise Price of Warrants or Rights																									$ 14.30
Publisher Partner Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									6,819	90,910
ABG Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												999,540
Warrants and Rights Outstanding, Term												10 years
ABG Warrans [Member]
Class of Stock [Line Items]
Warrant or Right, Reason for Issuance, Description												(1) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (2) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company; and (3) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions).
ABG Time Based Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																399,816
ABG Performance Based Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 599,724
New Publisher Partner Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				33,000
Series H Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																1,981,128
Stock Issued During Period, Shares, Conversion of Convertible Securities																14,356	14,356
Conversion of Stock, Shares Converted																710	12,748
Conversion of Stock, Amount Converted																$ 13,008	$ 710
Preferred Stock, Par or Stated Value Per Share																$ 1,000
Employees [Member] | Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																429,528		832,233
Stock Purchase Agreements [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs					$ 289
Proceeds from Issuance of Private Placement				$ 1,232	$ 11,211
Stock Purchase Agreements [Member] | Purchasers [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				317,518	2,963,918
Sale of Stock, Price Per Share				$ 3.88	$ 3.88										$ 3.88
Proceeds from Issuance Initial Public Offering					$ 11,500
Payments of Stock Issuance Costs					356
Proceeds from Issuance of Common Stock					$ 11,144
Shares Issued, Price Per Share				$ 3.88	$ 3.88										$ 3.88
Proceeds from Issuance of Private Placement					$ 11,500
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Shares, Issued																			330,863			16,760
Several Stock Purchase Agreements [Member] | Several Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																47,252	505,655
Loss Contingency, Damages Sought																(i)
Loss Contingency, Damages Sought, Value																$ 499	$ 7,008
Shares Issued, Price Per Share																	$ 13.86
Stock Issued During Period, Value, New Issues																	$ 6,685
Settlement of liquidated damages																	$ 323
Exercise Of Stock Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																795	96,408
Stock issued during period value for cash																$ 0	$ 95
Services Agreement [Member]
Class of Stock [Line Items]
Shares, Issued											1,134												13,483
Shares Issued, Price Per Share											$ 13.20						$ 184,000						$ 12.54
Stock Issued During Period, Shares, Issued for Services										14,617	14,617
Subscription Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Share Price		$ 2.16
Proceeds from Issuance of Private Placement		$ 12,000
Subscription Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,555,555